Related Party Transactions (Details Narrative)							1 Months Ended							2 Months Ended	3 Months Ended		12 Months Ended
	May 09, 2018 USD ($) $ / shares shares	Jun. 09, 2017 USD ($) $ / shares shares	Dec. 05, 2016 USD ($)	Dec. 05, 2016 USD ($)	Sep. 14, 2016 USD ($) $ / shares shares	Feb. 10, 2016 USD ($) $ / shares shares	Feb. 16, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 22, 2017 USD ($) shares	Jul. 27, 2017 USD ($) $ / shares shares	Jul. 20, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares	May 22, 2016 shares	May 01, 2018 USD ($)	May 31, 2018 USD ($) shares	May 31, 2017 USD ($)	Feb. 28, 2018 USD ($) Number shares	Feb. 28, 2017 USD ($) shares	Oct. 31, 2018 USD ($)
Due to advances															$ 7,625		$ 9,847	$ 10,613
Annual domain renewal fees															19,001	$ 81,702	214,304	165,573
Repayments of promissory note															$ (40,000)		$ (30,000)
Common stock share sold | shares															2,950,000		2,100,000	435,000
Proceeds from common shares sold															$ 295,000		$ 250,000
Stock compensation expense																	956,800	$ 30,450
Options valued																	109,846	19,385
Convertible debt beneficial conversion feature																	450,246
Accrued interest																	28,932
Debt discount																	191,507
Debt discount amortization expense															562,923		276,257
Due to related party															120,000		160,000
Subscription receivable
Accrued expenses - related parties															542,066		552,976	$ 280,900
Damages															$ 552,976		$ 552,976
Common stock, shares issued | shares															125,749,320		84,509,824	52,606,000
Debt discount from warrants																	$ 450,000
Cash															$ 20,506		$ 58,712	539,243
Number of operating lease | Number																	1
Lease termination																	30 days
Rezserve Technologies [Member]
Convertible note					$ 400,000				$ 400,000										$ 400,000
Debt instrument converted, amount									$ 210,000
Debt instrument converted shares issued | shares									1,100,000
NonExecutive [Member]
Common shares, granted | shares								600,000
Derek Schumann [Member]
Promissory note payable											$ 100,000
Maturity of debt instrument											1 year
Warrant issued | shares											1,000,000
Warrant discount											$ 100,000
Exercise prices of warrants | $ / shares											$ 0.10
Warrants expiration date											Jul. 20, 2027
Chairman [Member]
Converted shares | shares		2,000,000
Debt instrument conversion price | $ / shares	$ 0.10	$ 0.25
Proceeds from issuance of debt		$ 500,000
Debt instrument converted, amount	$ 500,000
Accrued interest converted amount	$ 38,027
Debt instrument converted shares issued | shares	5,380,274
Maturity of debt instrument		1 year
Convertible debt beneficial conversion feature		$ 300,000
Skidmore [Member]
Convertible note					$ 400,000
Converted shares | shares					1,000,000
Debt instrument conversion price | $ / shares					$ 0.40
Skidmore [Member] | Rezserve Technologies [Member]
Convertible note									$ 210,000
Converted shares | shares									1,100,000
Repayments of promissory note									$ 70,000
Loss on conversion debt amount									$ 13,000
Epik, LLC [Member]
Annual domain renewal fees															748,907		$ 450,500	$ 0
Epik, LLC [Member] | Prepaid Domain Names [Member]
Annual domain renewal fees															260,907		214,304
Robert Monster [Member]
Common stock, shares issued | shares						3,312,811
Non Executive Director [Member]
Common shares, granted | shares												300,000
Mr. Monster [Member]
Issuance of common stock, shares | shares																		536,364
Employment Agreement [Member] | Robert W. Monster [Member]
Stock compensation expense															253,926		1,026,710	$ 1,191,349
Common shares, granted | shares													9,042,250
Accrued salary															60,000		240,000	240,000
Vesting period													2 years
Chief Executive Officer [Member]
Converted shares | shares						1,292,310	700,000
Accrued salary						$ 129,231	$ 70,000											20,000
Exercise price | $ / shares						$ 0.15	$ 0.10
Vesting period						12 years	12 years
Option shares | shares						1,292,310	700,000
Options valued																	161,000	92,507
Mr. Parsons [Member]
Common shares, granted | shares								140,000
Additional shares | shares								200,000
Cash								$ 40,000
Mr. Mills [Member]
Additional shares | shares								200,000
Officer [Member] | Director [Member]
Stock compensation expense																	956,800	$ 835,800
Chairman [Member]
Common shares, granted | shares												350,000
Mr. Pomije [Member]
Subscription receivable			$ 260,900	$ 260,900
Accrued expenses - related parties															542,066		552,976
Description of employment agreement			Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable.	Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable
Warrant Two [Member]
Convertible debt beneficial conversion feature																	150,000
Debt discount amortization expense																	44,384
Debt discount from warrants																	105,616
Warrant One [Member]
Convertible debt beneficial conversion feature																	100,000
Debt discount amortization expense																	30,548
Debt discount from warrants																	69,452
Warrant [Member]
Convertible debt beneficial conversion feature																	100,000
Debt discount amortization expense																	30,548
Debt discount from warrants																	69,452
April 18, 2018 [Member] | Mr. Pomije [Member]
Attorney's fees and costs															296,488		296,488
Damages															256,488		256,488
Convertible Notes Payable [Member]
Accrued interest																	28,932
Debt discount																	191,507
Debt discount amortization expense		$ 108,493													191,507
Imputed interest															3,500		38,000
Promissory Notes Payable Member | Darvin Habben [Member]
Debt instrument conversion price | $ / shares	$ 0.10
Promissory note payable										$ 150,000
Debt instrument converted, amount	$ 150,000
Debt instrument converted shares issued | shares	1,500,000
Maturity of debt instrument										1 year
Debt discount amortization expense															105,616
Warrant issued | shares										1,000,000
Warrant discount										$ 150,000
Exercise prices of warrants | $ / shares										$ 0.10
Warrants expiration date										Jul. 27, 2027
Imputed interest															$ 2,875
Promissory Notes Payable Member | Derek Schumann [Member]
Debt instrument conversion price | $ / shares	$ 0.10
Promissory note payable											$ 100,000
Debt instrument converted, amount	$ 100,000
Debt instrument converted shares issued | shares	1,000,000
Maturity of debt instrument											1 year
Debt discount amortization expense														$ 69,452
Warrant issued | shares											1,000,000
Exercise prices of warrants | $ / shares											$ 0.10
Warrants expiration date											Jul. 20, 2027
Imputed interest														$ 1,917
Promissory Notes Payable Member | Greg Foss [Member]
Converted shares | shares	1,000,000
Debt instrument conversion price | $ / shares	$ 0.10
Promissory note payable	$ 100,000										$ 100,000
Maturity of debt instrument											1 year
Warrant issued | shares											1,000,000
Warrant discount											$ 100,000
Exercise prices of warrants | $ / shares											$ 0.10
Warrants expiration date											Jul. 20, 2027
Promissory Notes Payable Three Member
Imputed interest																	8,877
Promissory Notes Payable Two [Member]
Imputed interest																	6,110
Promissory Notes Payable One [Member]
Imputed interest																	$ 6,110